CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total USD ($)	2009 Convertible Notes USD ($)	2009 Secured Notes USD ($)	2010 Secured Notes USD ($)	2010 Convertible Notes USD ($)	HBM Secured Notes USD ($)	Preferred Stock USD ($)	Common Stock USD ($)	Common Stock 2009 Convertible Notes USD ($)	Common Stock 2009 Secured Notes USD ($)	Common Stock 2010 Secured Notes USD ($)	Common Stock 2010 Convertible Notes USD ($)	Common Stock HBM Secured Notes	Additional Paid-In Capital USD ($)	Additional Paid-In Capital 2009 Convertible Notes USD ($)	Additional Paid-In Capital 2009 Secured Notes USD ($)	Additional Paid-In Capital 2010 Secured Notes USD ($)	Additional Paid-In Capital 2010 Convertible Notes USD ($)	Additional Paid-In Capital HBM Secured Notes USD ($)	Accumulated Deficit USD ($)	Treasury Stock USD ($)	Accumulated Other Comprehensive Loss USD ($)
Balances at Dec. 31, 2007	$ 8,937						$ 3	$ 1						$ 45,126						$ (36,193)
Balances (in shares) at Dec. 31, 2007							3,347	465
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	173													173
Exercise of stock options (in shares)								107
Share-based compensation	242													242
Initial public offering, net of issuance costs	40,000						3							39,997
Initial public offering, net of issuance costs (in shares)							2,975
Net loss	(41,862)																			(41,862)
Balances at Dec. 31, 2008	7,490						6	1						85,538						(78,055)
Balances (in shares) at Dec. 31, 2008							6,322	572
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	3													3
Exercise of stock options (in shares)								2
Share-based compensation	524													524
Net loss	(31,707)																			(31,707)
Balances at Dec. 31, 2009	(22,949)						6	1						86,806						(109,762)
Balances (in shares) at Dec. 31, 2009							6,322	574
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	2													2
Exercise of stock options (in shares)								1
Share-based compensation	23													23
Net loss	(27,149)																			(27,149)
Balances at Dec. 31, 2010	(48,383)						6	1						88,523						(136,911)	(2)	0
Balances (in shares) at Dec. 31, 2010							6,322	575
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	12													12
Exercise of stock options (in shares)								7
Share-based compensation	1,965													1,965
Initial public offering, net of issuance costs	37,109							6						37,103
Initial public offering, net of issuance costs (in shares)								6,000
Conversion of preferred stock							(6)	6
Conversion of preferred stock (in shares)							(6,322)	6,322
Conversion of Convertible Notes		11,718			7,500				1			1			11,717			7,499
Conversion of Convertible Notes (in shares)									872			1,071
Conversion of Secured Notes			12,474	15,549		3,981				1	1					12,473	15,548		3,981
Conversion of Secured Notes (in shares)										928	1,157		297
Unrealized loss on short-term investments	(5)																					(5)
Net loss	(28,045)																			(28,045)
Balances at Sep. 30, 2011	$ 13,875							$ 17						$ 178,821						$ (164,956)	$ (2)	$ (5)
Balances (in shares) at Sep. 30, 2011								17,229